Rule 497(e)
                                      Registration Nos. 333-174332 and 811-22559


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 June 28, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:           First Trust Exchange-Traded Fund IV
                  (Registration Nos. 333-174332 and 811-22559)
              ---------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the prospectus and statement of additional information for the Registrant filed pursuant to Rule 497(e) on June 26, 2018. The Registration Statement relates to First Trust Senior Loan Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP

                                               By: /s/ Morrison C. Warren
                                                   ----------------------------
                                                       Morrison C. Warren


Enclosures